Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2022	2021	2020
Current tax
Current period	(1,736)	(206)	(575)
Changes related to prior years	57	436	—
Total current tax	(1,680)	230	(575)

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(137)	201	(1,369)
Other	(987)	(4)	—
Total deferred tax	(1,124)	197	(1,369)

Total tax benefit/(expense)	(2,804)	427	(1,944)

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2022		2021		2020
Profit (loss) before tax		206,055		(339,204)		475,182

Tax at domestic rate	(25.00)%	(51,514)	(25.00)%	84,801	(25.00)%	(118,796)
Effects on tax of :
Tax exempt profit / loss		2,642		4,541		241
Tax adjustments for previous years		57		436		—
Loss for which no DTA (*) has been recognized		4,481		27		(61)
Non-deductible expenses		(315)		(188)		(482)
Use of previously unrecognized tax losses and tax credits		4,431		4,101		267
Effect of Tonnage Tax regime		40,670		(84,881)		115,174
Effect of share of profit of equity-accounted investees		4,389		5,649		2,613
Effects of tax regimes in foreign jurisdictions		(7,645)		(14,059)		(900)
Total taxes	(1.36)%	(2,804)	(0.13)%	427	(0.41)%	(1,944)

* Deferred Tax Asset